SCHEDULE OF WARRANTS OUTSTANDING (Details)	12 Months Ended
Sep. 30, 2024 $ / shares shares
Class of Warrant or Right [Line Items]
Number of warrants	676,663
Warrant One [Member]
Class of Warrant or Right [Line Items]
Number of warrants	149,447
Exercise price | $ / shares	$ 50.40
Issuance date	Mar. 29, 2022
Expiry date	Mar. 29, 2027
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of warrants	73,823
Exercise price | $ / shares	$ 18.00
Issuance date	Jun. 30, 2023
Expiry date	Jun. 30, 2028
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Number of warrants	147,000
Exercise price | $ / shares	$ 4.08
Issuance date	Apr. 16, 2024
Expiry date	Apr. 16, 2029
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Number of warrants	254,310
Exercise price | $ / shares	$ 4.08
Issuance date	Jun. 12, 2024
Expiry date	Jun. 12, 2029
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Number of warrants	52,083
Exercise price | $ / shares	$ 35.52
Issuance date	Sep. 30, 2021
Expiry date	Sep. 30, 2031